Fair Value Measurements (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Allowance related to impaired loans	5,643,000	5,585,000
Fair value inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of impaired loans	9	6
Fair value measurements, nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	3,882,000	5,707,000
Allowance related to impaired loans	5,600,000	5,600,000
Fair value of Impaired loans, net of partial charge-offs	5,263,000	10,428,000
Impaired loans, charge-offs	2,400,000
Foreclosed assets, carrying value	0	1,938,000
Fair value measurements, nonrecurring [Member] | Fair value inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	3,882,000	5,707,000
Fair value of Impaired loans, net of partial charge-offs	5,263,000	10,428,000
Impaired loans, charge-offs		2,900,000
Foreclosed assets, carrying value		1,938,000
Valuation allowances		62,000
Real Estate [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, collateral, discount rate	10.00%
Real Estate [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, collateral, discount rate	35.00%
Real Estate [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, collateral, discount rate	20.00%	21.00%
Inventory and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, collateral, discount rate	50.00%
Accounts Receivable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, collateral, discount rate	20.00%
Foreclosed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, collateral, discount rate	15.00%